Accident and Health Claim Reserves (Tables)	12 Months Ended
Dec. 31, 2015
Activity in Accident and Health Claim Reserves

Activity in the accident and health claim reserves is summarized as follows:

	2015	2014	2013
Balance at January 1, net of reinsurance recoverable of $360, $264, and $200 respectively	$2,136	1,032	2,229
Incurred related to:
Current year	2,173	1,251	868
Prior years	(154)	283	564

Total incurred	2,019	1,534	1,432

Paid related to:
Current year	42	49	77
Prior years	609	381	2,552

Total paid	651	430	2,629

Balance at December 31, net of reinsurance recoverable of $497, $360, and $264, respectively	$3,504	2,136	1,032